INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	[1]
Investments in subsidiaries
Profit / (loss) attributable to material NCIs	$ 78	$ 153	$ 127
KaR-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 94	$ 85
Profit / (loss) attributable to material NCIs	$ 50	$ 31
Omnium Telecom Algérie S.p.A. (“OTA”)
Investments in subsidiaries
Equity interest held by NCIs	0.00%	0.00%
Book values of material NCIs	$ 0	$ 0
Profit / (loss) attributable to material NCIs	$ 0	$ 21

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10